UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
	 230 East Ohio, Suite 210
	 Chicago, IL  60611


13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/ Glenn Kleczka     Chicago, IL     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $59,799 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100      906    38070 SH       SOLE                    16660        0    21410
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102      786   148949 SH       SOLE                    66008        0    82941
AMERICAN EQTY INVT LIFE HLD    COM              025676206     1342   109920 SH       SOLE                    47966        0    61954
APOLLO COML REAL EST FIN INC   COM              03762U105     1355    83490 SH       SOLE                    36430        0    47060
ARES CAP CORP                  COM              04010L103     1799   102780 SH       SOLE                    45290        0    57490
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1774    55390 SH       SOLE                    24140        0    31250
AURICO GOLD INC                COM              05155C105      528    64540 SH       SOLE                    28230        0    36310
AVISTA CORP                    COM              05379B107     1293    53620 SH       SOLE                    23460        0    30160
AVNET INC                      COM              053807103     1082    35360 SH       SOLE                    15460        0    19900
BELDEN INC                     COM              077454106     1608    35750 SH       SOLE                    15630        0    20120
BIO RAD LABS INC               CL A             090572207      916     8720 SH       SOLE                     3820        0     4900
BRINKER INTL INC               COM              109641100     1212    39110 SH       SOLE                    17109        0    22001
CINEMARK HOLDINGS INC          COM              17243V102      869    33430 SH       SOLE                    14730        0    18700
CMS ENERGY CORP                COM              125896100     1532    62820 SH       SOLE                    27510        0    35310
COLUMBUS MCKINNON CORP N Y     COM              199333105      610    36920 SH       SOLE                    16160        0    20760
COMSTOCK RES INC               COM NEW          205768203      757    50050 SH       SOLE                    21820        0    28230
COUSINS PPTYS INC              COM              222795106     1240   148547 SH       SOLE                    64887        0    83660
CROWN HOLDINGS INC             COM              228368106     1654    44940 SH       SOLE                    19620        0    25320
DEAN FOODS CO NEW              COM              242370104      760    46050 SH       SOLE                    20190        0    25860
DELUXE CORP                    COM              248019101     1511    46880 SH       SOLE                    20440        0    26440
DIGITALGLOBE INC               COM NEW          25389M877     1080    44180 SH       SOLE                    19330        0    24850
ENPRO INDS INC                 COM              29355X107     1305    31900 SH       SOLE                    13950        0    17950
FLEXTRONICS INTL LTD           ORD              Y2573F102     1306   210312 SH       SOLE                    92239        0   118073
FOREST OIL CORP                COM PAR $0.01    346091705      373    55820 SH       SOLE                    24370        0    31450
FREIGHTCAR AMER INC            COM              357023100      481    21440 SH       SOLE                     9380        0    12060
FRESH DEL MONTE PRODUCE INC    ORD              G36738105      779    29552 SH       SOLE                    13004        0    16548
HAIN CELESTIAL GROUP INC       COM              405217100     1021    18830 SH       SOLE                     8290        0    10540
HANCOCK HLDG CO                COM              410120109     1191    37540 SH       SOLE                    16390        0    21150
HUDSON PAC PPTYS INC           COM              444097109     1184    56234 SH       SOLE                    24558        0    31676
INVESCO MORTGAGE CAPITAL INC   COM              46131b100      658    33390 SH       SOLE                    14600        0    18790
JONES GROUP INC                COM              48020T101      844    76330 SH       SOLE                    33370        0    42960
KELLY SVCS INC                 CL A             488152208      852    54110 SH       SOLE                    23860        0    30250
KEYW HLDG CORP                 COM              493723100      392    30890 SH       SOLE                    13530        0    17360
LITTELFUSE INC                 COM              537008104     1411    22863 SH       SOLE                     9973        0    12890
LOUISIANA PAC CORP             COM              546347105     1329    68800 SH       SOLE                    30300        0    38500
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203     2223   139630 SH       SOLE                    61140        0    78490
MATRIX SVC CO                  COM              576853105      821    71380 SH       SOLE                    31401        0    39979
MB FINANCIAL INC NEW           COM              55264U108      678    34350 SH       SOLE                    15130        0    19220
MEREDITH CORP                  COM              589433101     1067    30958 SH       SOLE                    13527        0    17431
MFA FINANCIAL INC              COM              55272X102      635    78260 SH       SOLE                    34210        0    44050
NATIONAL PENN BANCSHARES INC   COM              637138108     1210   129807 SH       SOLE                    57018        0    72789
NEWELL RUBBERMAID INC          COM              651229106     1483    66585 SH       SOLE                    29061        0    37524
OLD NATL BANCORP IND           COM              680033107     1204   101460 SH       SOLE                    44260        0    57200
OMNICARE INC                   COM              681904108      993    27510 SH       SOLE                    12020        0    15490
PATTERSON UTI ENERGY INC       COM              703481101      550    29530 SH       SOLE                    12960        0    16570
PEBBLEBROOK HOTEL TR           COM              70509V100      763    33050 SH       SOLE                    14440        0    18610
PORTLAND GEN ELEC CO           COM NEW          736508847     1106    40440 SH       SOLE                    17790        0    22650
PRIVATEBANCORP INC             COM              742962103      896    58500 SH       SOLE                    25550        0    32950
PULTE GROUP INC                COM              745867101     1439    79250 SH       SOLE                    34840        0    44410
REGAL BELOIT CORP              COM              758750103     1482    21030 SH       SOLE                     9190        0    11840
REGAL ENTMT GROUP              CL A             758766109     1018    72940 SH       SOLE                    31860        0    41080
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109      741    43680 SH       SOLE                    19110        0    24570
STAGE STORES INC               COM NEW          85254C305      827    33390 SH       SOLE                    14620        0    18770
STEEL DYNAMICS INC             COM              858119100      661    48170 SH       SOLE                    21090        0    27080
TECH DATA CORP                 COM              878237106     1472    32320 SH       SOLE                    14140        0    18180
TOWER GROUP INC                COM              891777104      790    44398 SH       SOLE                    19439        0    24959